Borrowings - Schedule of Borrowings (Detail) R in Millions, $ in Millions, $ in Millions, $ in Millions				12 Months Ended
	Oct. 18, 2024 USD ($)	May 25, 2023 USD ($) term	May 09, 2019 USD ($)	Dec. 31, 2024 USD ($) priority	Dec. 31, 2023 USD ($)	Dec. 31, 2024 ZAR (R) priority	Dec. 31, 2024 AUD ($) priority	May 10, 2024 USD ($)	Oct. 31, 2023 CAD ($)	Sep. 26, 2023 AUD ($)	May 08, 2023 ZAR (R)	May 05, 2023 ZAR (R)	Apr. 19, 2023 ZAR (R)	Sep. 27, 2021 USD ($)	Nov. 19, 2020 AUD ($)	Apr. 15, 2020 ZAR (R)	Jul. 25, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 2,495.6	$ 1,236.5
Current borrowings				(719.1)	(583.1)
Non-current borrowings				$ 1,776.5	653.4
Total proceeds from issue of notes and debentures			$ 1,000.0
Average borrowings interest rate			5.625%
Number of ESG priorities | priority				3		3	3
Percentage of decrease interest rate ESG metric achievement				0.0005
Percentage of increase interest rate impact ESG metric achievement				0.0005
Revolving credit facility new | Gold Fields Ghana Holdings
Disclosure of detailed information about borrowings [line items]
Borrowings maturity, term		5 years
Extension term		1 year
Line of credit facility optional increase borrowings		$ 400.0
Number of extension terms | term		2
Revolving credit facility new | Windfall Mining Group (Partnership)
Disclosure of detailed information about borrowings [line items]
Revolving credit facilities									$ 800
US$500 million 5-year notes issue
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings				$ 500.0	$ 500.0
Borrowings maturity, term				5 years	5 years
Borrowings				$ 0.0	$ 499.6
Nominal Interest rate				5.125%		5.125%	5.125%
US$500 million 10-year notes issue
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings				$ 500.0	$ 500.0
Borrowings maturity, term				10 years	10 years
Borrowings				$ 497.9	$ 497.5
Nominal Interest rate				6.125%		6.125%	6.125%
US$150 million revolving senior secured credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings				$ 150.0	150.0
Borrowings				$ 0.0	83.5
Nominal Interest rate				1.40%		1.40%	1.40%
Commitment fee				0.50%		0.50%	0.50%
US$85 million revolving senior secured credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings				$ 85.0				$ 85.0
Borrowings				$ 33.5	0.0
Nominal Interest rate				2.15%		2.15%	2.15%
Commitment fee				0.50%		0.50%	0.50%
US$100 million revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings				$ 100.0
Borrowings				$ 0.0	0.0
Nominal Interest rate				2.75%		2.75%	2.75%
Commitment fee				0.90%		0.90%	0.90%
US$100 million revolving credit facility | Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings														$ 100.0
A$500 million syndicated revolving credit facility – old
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings							$ 500
Borrowings				$ 0.0	0.0
Nominal Interest rate				2.20%		2.20%	2.20%
Commitment fee				0.88%		0.88%	0.88%
A$500 million syndicated revolving credit facility – old | Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings															$ 500
A$500 million syndicated revolving credit facility – new
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings							$ 500
Borrowings				$ 210.6	0.0
Nominal Interest rate				1.75%		1.75%	1.75%
Commitment fee				0.70%		0.70%	0.70%
A$500 million syndicated revolving credit facility – new | Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings										$ 500
A$500 million syndicated revolving credit facility – new | Revolving credit facility accordion option
Disclosure of detailed information about borrowings [line items]
Borrowing facilities, accordion feature, higher borrowing capacity option															$ 100
US$1,200 million revolving credit facilities – old
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings				$ 1,200.0													$ 1,200.0
Borrowings				0.0	0.0
Facility A
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings				$ 600.0
Borrowings maturity, term				3 years
Borrowings				$ 0.0	0.0
Nominal Interest rate				1.45%		1.45%	1.45%
Commitment fee				0.51%		0.51%	0.51%
Facility B
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings				$ 600.0
Borrowings maturity, term				5 years
Borrowings				$ 0.0	0.0
Nominal Interest rate				1.70%		1.70%	1.70%
Commitment fee				0.60%		0.60%	0.60%
US$1,200 million revolving credit facility – new
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings		$ 1,200.0		$ 1,200.0
Borrowings				$ 1,034.5	155.9
Nominal Interest rate				1.55%		1.55%	1.55%
Commitment fee				0.54%		0.54%	0.54%
US$1,200 million revolving credit facility – new | May 2029
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings		1,116.7
US$1,200 million revolving credit facility – new | May 2028
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings		83.3
US$750 million multi-currency bridge facilities
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings	$ 750.0	$ 750.0
Borrowings				$ 719.1	0.0
Commitment fee				0.15%		0.15%	0.15%
Extension term	6 months
US$750 million multi-currency bridge facilities | Minimum
Disclosure of detailed information about borrowings [line items]
Nominal Interest rate				0.75%		0.75%	0.75%
US$750 million multi-currency bridge facilities | Maximum
Disclosure of detailed information about borrowings [line items]
Nominal Interest rate				1.60%		1.60%	1.60%
US$750 million multi-currency bridge facilities | Multicurrency Bridge Facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings	$ 500.0
US$750 million multi-currency bridge facilities | Multicurrency Parallel Bridge Facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings	$ 250.0
R 1,500 million Nedbank revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings | R						R 1,500					R 1,500
Borrowings				$ 0.0	0.0
Nominal Interest rate				2.80%		2.80%	2.80%
Commitment fee				0.90%		0.90%	0.90%
R 500 Million Nedbank Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings | R						R 500					500
Borrowings				$ 0.0	0.0
Nominal Interest rate				2.00%		2.00%	2.00%
Commitment fee				0.60%		0.60%	0.60%
R 500 million Merchant Bank revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings | R						R 500										R 500
Borrowings				$ 0.0	0.0
Nominal Interest rate				2.15%		2.15%	2.15%
Commitment fee				0.71%		0.71%	0.71%
R 1000 Hundred Million Rand Merchant Bank Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings | R						R 1,000							R 1,000
Borrowings				$ 0.0	0.0
Nominal Interest rate				1.90%		1.90%	1.90%
Commitment fee				0.53%		0.53%	0.53%
R 500 million Absa Bank revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings | R						R 500
Borrowings				$ 0.0	0.0
Nominal Interest rate				2.20%		2.20%	2.20%
Commitment fee				0.77%		0.77%	0.77%
R 500 million Absa Bank revolving credit facility new
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings | R						R 500						R 500
Borrowings				$ 0.0	0.0
Nominal Interest rate				1.90%		1.90%	1.90%
Commitment fee				0.57%		0.57%	0.57%
R 500 Million Standard Bank revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings | R						R 500					R 500
Borrowings				$ 0.0	0.0
Nominal Interest rate				1.95%		1.95%	1.95%
Commitment fee				0.59%		0.59%	0.59%
Us Five Hundred Million Five Year Notes
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings			$ 500.0
Borrowings maturity, term			5 years
Unamortized transaction costs				$ 0.0	0.4
US$500 million 10-year notes issue (the 10-year notes)
Disclosure of detailed information about borrowings [line items]
Unamortized transaction costs				$ 2.1	$ 2.5